Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2023
Transfers and Servicing of Financial Assets [Abstract]
Schedule of Changes in Servicing Assets
The following table presents changes in the servicing asset during the year ended December 31, 2023, 2022 and 2021:

Servicing Asset

dollars in millions	Year Ended December 31,
	2023	2022	2021
Beginning balance	$25	$23	$18
Servicing rights originated	4	4	11
Servicing rights obtained in CIT Merger	—	3	—
Amortization	(4)	(6)	(9)
Valuation allowance benefit	—	1	3
Ending balance	$25	$25	$23

Schedule of Activity in Servicing Asset Valuation Allowance
The following table presents the activity in the servicing asset valuation allowance:

Servicing Asset Valuation Allowance

dollars in millions	Year Ended December 31,
	2023	2022	2021
Beginning balance	$—	$1	$4
Valuation allowance benefit	—	(1)	(3)
Ending balance	$—	$—	$1

Schedule of Servicing Asset Key Economic Assumptions
MSRs valuations are performed using a pooling methodology where loans with similar risk characteristics are grouped together and evaluated using discounted cash flows to estimate the present value of future earnings. Key economic assumptions used to value MSRs were as follows:

MSRs Valuation Assumptions

	December 31, 2023	December 31, 2022
Discount rate	10.20%	9.62%
Weighted average constant prepayment rate	7.66%	6.76%
Weighted average cost to service a loan	$80	$81